Earnings Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Earnings Per Share [Abstract]
Net income		$ 8,679,571	$ 10,692,174
Weighted average shares outstanding - Basic and Diluted	[1]	8,000,000	8,000,000
Earnings per share - Basic and Diluted	[1]	$ 1.08	$ 1.34

[1]	Giving retroactive effect to the 4-for-5 reverse stock split effected on March 3, 2015.